Income taxes (Schedule of Domestic and Foreign Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income before taxes on income	$ (14,610)	$ (33,379)	$ (36,061)
Income tax according to Israel statutory tax rules
Income before taxes on income	(11,097)	(27,916)	(32,688)
Income tax according to statutory tax rules outside of Israel
Income before taxes on income	$ (3,513)	$ (5,463)	$ (3,373)